Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Crude oil and natural gas sales	$ 1,663,016	$ 2,353,374	$ 1,482,575
Type of revenue	Oil and Gas [Member]	Oil and Gas [Member]	Oil and Gas [Member]
Commodity derivative instruments gain/(loss)	$ 31,317	$ (197,686)	$ (274,432)
Total	1,694,333	2,155,688	1,208,143
Expenses
Production taxes	135,131	166,995	101,953
General and administrative	65,664	69,954	56,807
Depletion, depreciation, accretion and impairment	377,495	309,367	274,756
Interest	17,597	24,553	27,395
Foreign exchange (gain)/loss	60	10,159	(6,908)
Gain on divestment of assets		(151,937)
Transaction costs and other expense/(income)	(4,297)	(1,360)	(2,487)
Total	1,126,903	948,090	872,258
Income/(Loss) Before Taxes	567,430	1,207,598	335,885
Current income tax expense/(recovery)	27,183	28,063	2,689
Deferred income tax expense/(recovery)	84,171	265,233	98,755
Net Income/(Loss)	456,076	914,302	234,441
Other Comprehensive Income/(Loss)
Unrealized gain/(loss) on foreign currency translation		22,507	(6,893)
Foreign exchange gain/(loss) on net investment hedge, net of tax	0	(26,541)	4,097
Total Comprehensive Income/(Loss)	$ 456,076	$ 910,268	$ 231,645
Net Income/(Loss) per Share
Basic (in dollars per share)	$ 2.16	$ 3.91	$ 0.93
Diluted (in dollars per share)	$ 2.09	$ 3.77	$ 0.90
Operating
Expenses
Costs of goods sold	$ 389,677	$ 365,701	$ 292,433
Transportation
Expenses
Costs of goods sold	$ 145,576	$ 154,658	$ 128,309